Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Basic earnings per share
Profit for the period attributable to owners of the parent	€ 49.3	€ 47.5
Weighted average Ordinary Shares and Founder Preferred Shares (basic) (in shares)	177.8	203.0
Basic earnings per share (in euros per share)	€ 0.28	€ 0.23
Diluted earnings per share
Profit for the period attributable to owners of the parent	€ 49.3	€ 47.5
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) (in shares)	177.8	203.0
Diluted earnings per share (in euros per share)	€ 0.28	€ 0.23